Financial instruments (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
1 month
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 167,491	$ 99,092
1 month to 3 months
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	306,927	138,273
3 months to 1 year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	10,355	7,974
1 year to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 1,472,087	$ 912,306